Retirement Savings Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Savings Plan [Abstract]
Contributions by company	$ 280	$ 10	$ 217